Goodwill and intangible assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Cost	$ 15,390	$ 25,077
Accumulated Amortization	(6,612)	(9,570)
NBV	8,778	15,507
Amortization Schedule
2016	1,070
2017	676
2018	676
2019	676
2020	678
Thereafter	5,002
Below Market Acquired Time Charter
Finite Lived Intangible Assets [Line Items]
Cost	0	1,915
Accumulated Amortization	0	(1,915)
NBV	0	0
Amortization Schedule
2016	0
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Cost	12,025	19,797
Accumulated Amortization	(3,639)	(5,199)
NBV	8,386	14,598
Amortization Schedule
2016	678
2017	676
2018	676
2019	676
2020	678
Thereafter	5,002
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Cost	3,365	3,365
Accumulated Amortization	(2,973)	(2,456)
NBV	392	$ 909
Amortization Schedule
2016	392
2017	0
2018	0
2019	0
2020	0
Thereafter	$ 0